Significant accounting policies - Fair value of financial instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Significant accounting policies
Fair value, assets, level 1 to level 2 transfers, amount	$ 0
Fair value, assets, level 2 to level 1 transfers, amount	0
Fair value, assets, into (out of) level 3 transfers, amount	0
Fair value, liabilities, into (out of) level 3 transfers, amount	0
Fair value, liabilities, level 1 to level 2 transfers, amount	0
Fair value, liabilities, level 2 to level 1 transfers, amount	$ 0